LONG-TERM DEBT - Components (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term debt, components
Total debt	$ 3,375,431	$ 3,371,679	$ 3,242,470
Less debt issuance costs	(20,731)	(21,201)	(22,254)
Less debt discounts	(8,698)	(8,739)	(8,894)
Plus debt premiums	22,513	23,218	26,726
Total debt adjusted for discounts, premiums and debt issuance costs	3,368,515	3,364,957	3,238,048
Less current maturities	(92,891)	(91,419)	(92,802)
Long-term debt	$ 3,275,624	$ 3,273,538	$ 3,145,246